LEASES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Short-term lease expenses	$ 1	$ 1
Operating lease expenses	16	17
Operating lease right-of-use assets	191
Operating lease liabilities	$ 192		$ 196
Weighted average remaining lease term	5 years 8 months 12 days
Weighted average discount rate	3.50%
Leased assets obtained in exchange for operating lease obligations	$ 11	9
Operating cash outflow for amounts included in the measurement of operating lease obligations	$ 16	$ 18
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term	3 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term	5 years